ACCRUED EXPENSES AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jul. 15, 2021
Business Acquisition [Line Items]
Payables for purchase of property, equipment and software	¥ 1,427,727		¥ 1,431,547
Payroll and welfare payables	440,160		477,367
Consideration due to the original shareholders of BJ TenxCloud	229,323		229,323
Liability classified share-based payments	149,612		149,612
Accrued service fees	73,564		126,001
Payables for office supplies and utilities	88,634		105,871
Payables for acquisitions and long-term investments	47,805		99,340
Value-added tax and other taxes payable	28,634		35,391
Interest payables	23,792		77,168
Others	18,333		51,482
Accrued expenses and other payables	¥ 2,527,584	$ 360,178	¥ 2,783,102
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud")
Business Acquisition [Line Items]
Percentage of equity interests acquired				100.00%